RESTATEMENT AND RECLASSIFICATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Effects of Reclassification and Restatement for Errors

The effects of the reclassification and restatement for the errors on the consolidated balance sheets are as follows:

		As of December 31, 2019
		As	Restatement	As
		previously	adjustments	Restated
	Items	reported
		RMB	RMB	RMB
ASSETS
Current assets:
Cash	(g)	164,118	1,390	165,508
Restricted cash	(g)	195	698	893
Term deposits		69,762	-	69,762
Short-term investments		2,501	-	2,501
Accounts receivable – third parties, net	(a),(h)	206,629	(29,397)	177,232
Accounts receivable – related parties, net	(f)	12,502	(2,294)	10,208
Contract assets	(a)	25,250	(9,668)	15,582
Amounts due from related parties		6,446	6	6,452
Prepayments and other current assets	(c),(g),(h)	113,775	(46,014)	67,761
Total current assets		601,178	(85,279)	515,899

Long-term investments	(d)	40,077	(4,849)	35,228
Property and equipment, net	(g)	17,904	(8,812)	9,092
Intangible assets, net	(g),(h)	3,443	8,072	11,515
Deferred income tax assets	(h)	180	(180)	-
Other non current assets	(h)	4,648	(942)	3,706
Total non-current assets		66,252	(6,711)	59,541
Total assets		667,430	(91,990)	575,440

Current liabilities:
Short term bank borrowings		26,838	-	26,838
Accounts payable	(b),(h)	148,828	(28,531)	120,297
Contract liabilities	(h)	111,953	9,795	121,748
Amounts due to related parties	(f)	3,180	564	3,744
Accrued expenses and other current liabilities	(a),(c),(h)	68,768	(4,160)	64,608
Total current liabilities		359,567	(22,332)	337,235
Non-current warrant liabilities	(e)	19,631	(14,922)	4,709
Long-term borrowings	(e)	96,190	8,008	104,198
Deferred income tax liabilities	(h)	-	259	259
Total non-current liabilities		115,821	(6,655)	109,166
Total liabilities		475,388	(28,987)	446,401
Mezzanine equity:
Series A Redeemable Convertible Preferred Shares	(e)	183,371	(8,843)	174,528
Series B Redeemable Convertible Preferred Shares	(e)	212,123	(9,169)	202,954
Series C Redeemable Convertible Preferred Shares	(e)	613,767	(5,920)	607,847

Series D Redeemable Convertible Preferred Shares	(e)	205,776	3,050	208,826
Series E Redeemable Convertible Preferred Shares	(e)	229,104	870	229,974
Total mezzanine equity		1,444,141	(20,012)	1,424,129
Shareholders’ deficit:
Pre-offering Class A Ordinary Shares		24	-	24
Pre-offering Class B Ordinary Shares		33	-	33
Subscription receivable		(23,220)	-	(23,220)
Accumulated other comprehensive loss	(e)	(72,549)	(4,945)	(77,494)
Accumulated deficit	(j)	(1,140,573)	(27,583)	(1,168,156)
Total shareholders' Deficit attributable to Cloopen Group Holding Limited		(1,236,285)	(32,528)	(1,268,813)
Non-controlling interests	(i)	(15,814)	(10,463)	(26,277)
Total shareholders' Deficit		(1,252,099)	(42,991)	(1,295,090)
Total liabilities, mezzanine equity and shareholders'Deficit		667,430	(91,990)	575,440

		As of December 31, 2020
		As	Restatement	As
		previously	adjustments	Restated
	Items	reported
		RMB	RMB	RMB
ASSETS
Current assets:
Cash	(g)	296,565	2,544	299,109
Restricted cash		1,893	-	1,893
Term deposits		160,349	-	160,349
Accounts receivable – third parties, net	(a),(h)	228,893	(26,721)	202,172
Accounts receivable – related parties, net	(f)	9,447	2,995	12,442
Contract assets	(a)	36,307	(17,965)	18,342
Amounts due from related parties	(f)	6,275	(33)	6,242
Prepayments and other current assets	(c),(g),(h)	139,257	(42,805)	96,452
Total current assets		878,986	(81,985)	797,001
Long-term investments	(d)	66,162	(18,862)	47,300
Property and equipment, net	(g)	16,416	(8,696)	7,720
Intangible assets, net	(g),(h)	2,023	7,983	10,006
Deferred income tax assets	(h)	1,049	(1,049)	-
Other non current assets	(h)	3,825	970	4,795
Total non-current assets		89,475	(19,654)	69,821
Total assets		968,461	(101,639)	866,822
Current liabilities:
Short term bank borrowings		20,000	-	20,000
Accounts payable	(b),(h)	131,599	(16,050)	115,549
Contract liabilities	(h)	95,993	81,383	177,376
Amounts due to related parties	(f)	2,813	1,453	4,266
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder		230,087	-	230,087
Accrued expenses and other current liabilities	(a),(c),(h)	93,967	(8,238)	85,729
Warrant liabilities	(e)	202,272	(164,369)	37,903
Total current liabilities		776,731	(105,821)	670,910
Non-current warrant liabilities	(e)	19,470	(9,820)	9,650
Deferred income tax liabilities	(h)	-	185	185
Total non-current liabilities		19,470	(9,635)	9,835
Total liabilities		796,201	(115,456)	680,745
Mezzanine equity:
Series A Redeemable Convertible Preferred Shares	(e)	648,328	(267,664)	380,664
Series B Redeemable Convertible Preferred Shares	(e)	686,082	(281,688)	404,394
Series C Redeemable Convertible Preferred Shares	(e)	1,579,397	(636,169)	943,228
Series D Redeemable Convertible Preferred Shares	(e)	444,789	(176,216)	268,573
Series E Redeemable Convertible Preferred Shares	(e)	720,044	(282,795)	437,249
Series F Redeemable Convertible Preferred Shares	(e)	1,133,364	(441,892)	691,472
Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares	(e)	(336,179)	-	(336,179)
Total mezzanine equity		4,875,825	(2,086,424)	2,789,401
Shareholders’ deficit:
Pre-offering Class A Ordinary Shares		29	-	29
Pre-offering Class B Ordinary Shares		33	-	33
Accumulated other comprehensive income	(e)	208,672	(132,939)	75,733
Accumulated deficit	(j)	(4,914,644)	2,233,012	(2,681,632)
Total shareholders' Deficit attributable to Cloopen Group Holding Limited		(4,705,910)	2,100,073	(2,605,837)
Non-controlling interests	(i)	2,345	168	2,513
Total shareholders' Deficit		(4,703,565)	2,100,241	(2,603,324)
Total liabilities, mezzanine equity and shareholders'Deficit		968,461	(101,639)	866,822

The effects of the reclassifications and restatement for the errors on the consolidated statements of operations and comprehensive loss are as follows:

		For the year ended December 31, 2019
		As	Restatement	As
		previously	adjustments	Restated
	Items	reported
		RMB	RMB	RMB

Revenues	(a)	650,282	(57,484)	592,798
Cost of revenues	(b)	(382,868)	4,838	(378,030)
Gross profit		267,414	(52,646)	214,768
Operating expenses:
Selling and marketing expenses	(c)	(173,083)	(2,926)	(176,009)
General and administrative expenses	(c)	(108,315)	6,263	(102,052)
Research and development expenses	(c)	(161,852)	(5,632)	(167,484)
Total operating expenses		(443,250)	(2,295)	(445,545)
Operating loss		(175,836)	(54,941)	(230,777)
Other income (expense):
Interest expenses	(h),(e)	(6,750)	4,673	(2,077)
Interest income	(h)	989	3	992
Investment income		114	-	114
Loss from disposal of subsidiaries, net		21	-	21
Share of losses of equity method investments	(d)	(15)	15	-
Change in fair value of warrant liabilities	(e)	138	361	499
Change in fair value of other equity investments		900	-	900
Foreign currency exchange losses, net	(h)	(2,404)	(178)	(2,582)
Loss before income taxes		(182,843)	(50,067)	(232,910)
Income tax expenset	(i)	(653)	104	(549)
Net loss		(183,496)	(49,963)	(233,459)

Net loss attributable to non-controlling interests	(i)	(8,693)	(7,627)	(16,320)
Net loss attributable to Cloopen Group Holding Limited		(174,803)	(42,336)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(e)	(141,032)	117,691	(23,341)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders		-	-	-
Net loss attributable to ordinary shareholders		(315,835)	75,355	(240,480)

		For the year ended December 31, 2020
		As	Restatement	As
		previously	adjustments	Restated
	Item	reported
		RMB	RMB	RMB
Revenues	(a)	767,688	(44,235)	723,453
Cost of revenues	(b)	(460,703)	(17,415)	(478,118)
Gross profit		306,985	(61,650)	245,335
Operating expenses:
Selling and marketing expenses	(c)	(211,366)	10,956	(200,410)
General and administrative expenses	(c)	(205,896)	(35,460)	(241,356)
Research and development expenses	(c)	(173,015)	(1,177)	(174,192)
Total operating expenses		(590,277)	(25,681)	(615,958)
Operating loss		(283,292)	(87,331)	(370,623)
Other income (expense):
Interest expenses	(e)	(14,301)	10,824	(3,477)
Interest income	(h)	1,167	(189)	978
Investment income		12	-	12
Gains(losses) from disposal of subsidiaries, net	(d)	14,562	(21,837)	(7,275)
Share of losses of equity method investments	(d)	(2,446)	2,446	-
Change in fair value of warrant liabilities	(e)	(221,462)	160,008	(61,454)
Change in fair value of other equity investments	(d)	2,154	9,460	11,614
Foreign currency exchange gains, net	(h)	5,391	724	6,115
Loss before income taxes		(498,215)	74,105	(424,110)
Income tax expense	(i)	(1,624)	497	(1,127)
Net loss		(499,839)	74,602	(425,237)

Net loss attributable to non-controlling interests	(i)	(7,658)	7,653	(5)
Net loss attributable to Cloopen Group Holding Limited		(492,181)	66,949	(425,232)
Accretion and modifications of Redeemable Convertible Preferred Shares	(e)	(3,327,580)	2,188,472	(1,139,108)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders	(e)	(12,070)	(2,659)	(14,729)
Net loss attributable to ordinary shareholders		(3,831,831)	2,252,762	(1,579,069)

The effects of the reclassifications and restatement for the errors on the consolidated statements of cash flows are as follows:

	For the year ended December 31, 2019
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net loss	(183,496)	(49,963)	(233,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	8,279	(5,492)	2,787
Share-based compensation	27,455	(304)	27,151
Depreciation and amortization	8,292	498	8,790
Deferred tax benefit	345	(511)	(166)
Share of losses of equity method investments	15	(15)	-
Change in fair value of other equity investments	(900)	-	(900)
Losses from disposal of property and equipment	79	716	795
Investment income	(114)	-	(114)
Accretion of interest expenses on unsecured loans	0	299	299
gains from disposal of subsidiaries, net	(21)	-	(21)
Change in fair value of warrant liabilities	(138)	(361)	(499)
Unrealized foreign exchange loss	2,404	178	2,582
Accounts receivable-third parties	(84,015)	21,782	(62,233)
Accounts receivable-related parties	7,515	(1,948)	5,567
Contract assets	(7,796)	10,220	2,424
Amounts due from related parties	(3,936)	(6)	(3,942)
Prepayments and other current assets	(27,105)	23,740	(3,365)
Other non-current assets	356	(1,902)	(1,546)
Accounts payable	58,574	(21,720)	36,854
Contract liabilities	14,691	21,404	36,095

Amounts due to related parties	2,025	783	2,808
Accrued expenses and other current liabilities	11,106	7,406	18,512
Net cash used in operating activities	(166,385)	4,804	(161,581)
Investing activities:
Cash paid for purchase of property and equipment	(10,094)	5,044	(5,050)
Cash paid for purchase of intangible assets	(378)	(5,931)	(6,309)
Cash paid for purchase of other equity investments	(5,688)	-	(5,688)
Cash paid for purchase of short term investments	(34,000)	-	(34,000)
Cash received from disposal of property and equipment	496	-	496
Cash received from sale of short term investments	34,614	-	34,614
Collection of interest free loans provided to related parties	310	-	310
Cash paid for term deposits	(69,762)	-	(69,762)
Net cash used in investing activities	(84,502)	(887)	(85,389)
Financing activities:
Proceeds from issuance of Series E Redeemable Convertible Preferred Shares	226,646	-	226,646
Payment of issuance costs	(12,427)	-	(12,427)
Proceeds from long-term borrowing	106,092	-	106,092
Cash paid for acquisition of interest of a subsidiary held by non-controlling shareholder	(4,000)	-	(4,000)
Cash received from capital contribution from non-controlling shareholder	2,146	-	2,146
Proceeds from short term bank borrowings	19,941	-	19,941
Repayment for short term bank borrowings	(12,988)	-	(12,988)
Net cash provided by financing activities	325,410	-	325,410
Effect of foreign currency exchange rate changes on cash	2,866	(5,109)	(2,243)
Net increase in cash and restricted cash	77,389	(1,192)	76,197
Cash and restricted cash at the beginning of the year	86,924	3,280	90,204
Cash and restricted cash at the end of the year	164,313	2,088	166,401

	For the year ended December 31, 2020
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Operating activities:
Net loss	(499,839)	74,602	(425,237)
Adjustments to reconcile net loss to net cash used in operating activities	-	-	-
Allowance for doubtful accounts	19,432	14,653	34,085
Share-based compensation	117,066	17,198	134,264
Depreciation and amortization	8,598	18	8,616
Deferred tax benefit	(869)	795	(74)
Share of losses of equity method investments	2,446	(2,446)	-
Change in fair value of other equity investments	(2,154)	(9,460)	(11,614)
gains from disposal of property and equipment	(49)	(27)	(76)
Investment income	(12)	-	(12)
Accretion of interest expenses on unsecured loans	12,718	(10,824)	1,894
Losses (gains) from disposal of subsidiaries, net	(14,562)	21,837	7,275
Change in fair value of warrant liabilities	221,462	(160,008)	61,454
Unrealized foreign exchange gain s	(5,391)	(724)	(6,115)
Accounts receivable-third parties	(38,501)	(14,368)	(52,869)
Accounts receivable-related parties	3,216	(6,205)	(2,989)
Contract assets	(14,750)	6,252	(8,498)
Amounts due from related parties	(40)	40	-
Prepayments and other current assets	(20,746)	(2,738)	(23,484)
Other non-current assets	824	(1,913)	(1,089)
Accounts payable	(17,224)	12,480	(4,744)
Contract liabilities	(15,961)	71,589	55,628
Amounts due to related parties	(367)	889	522
Accrued expenses and other current liabilities	20,584	(4,042)	16,542
Net cash used in operating activities	(224,119)	7,598	(216,521)
Investing activities:
Cash paid for purchase of property and equipment	(5,470)	2,068	(3,402)
Cash paid for purchase of intangible assets	(515)	(2,152)	(2,667)
Cash paid for purchase of other equity investments	(457)	-	(457)
Cash received from disposal of property and equipment	62	-	62
Cash received from sale of short term investments	2,512	-	2,512
Cash disposed of from disposal of subsidiaries	(1,463)	(8)	(1,471)
Payment of interest free loans provided to related parties	(3,950)	-	(3,950)
Collection of interest free loans provided to related parties	4,160	-	4,160
Cash paid for term deposits	(160,349)	-	(160,349)
Cash received from maturity of term deposits	69,762	-	69,762
Net cash used in investing activities	(95,708)	(92)	(95,800)
Financing activities:
Proceeds from issuance of Series F Redeemable Convertible Preferred Shares	598,662	-	598,662
Payment of issuance costs	(6,282)	-	(6,282)
Repayment for long term borrowings	(106,092)	-	(106,092)
Cash paid for acquisition of interest of a subsidiary held by non-controlling shareholder	(16,095)	-	(16,095)
Payment of IPO costs	(5,714)	-	(5,714)
Proceeds from short term bank borrowings	20,000	-	20,000
Repayment for short term bank borrowings	(26,838)	-	(26,838)
Net cash provided by financing activities	457,641	-	457,641
Effect of foreign currency exchange rate changes on cash	(3,668)	(7,051)	(10,719)
Net increase in cash and restricted cash	134,146	455	134,601
Cash and restricted cash at the beginning of the year	164,313	2,088	166,401
Cash and restricted cash at the end of the year	298,459	2,543	301,002

The following errors in the Company's annual financial statements were identified and corrected as part of the restatement:

(a)
Restatement adjustments to inaccurate revenue and relevant accounts

The Company restated the inaccurate revenue, resulting in a decrease of RMB57.5 million and an increase of RMB44.2 million for the years ended December 31, 2019, and 2020, which mainly resulted from 1) cut-off errors; 2) errors in revenue recognition in accordance with ASC Topic 606; and 3) inaccurate accounting treatment of net basis transactions. The detailed effects of restatement adjustments are as follows:

		For the year ended December 31,
		2019	2020
	Item	RMB	RMB

Revenue	1)	(16,207)	19,154
Revenue	2)	(38,492)	(68,973)
Revenue	3)	(2,785)	5,584
		(57,484)	(44,235)

		As of December 31,
		2019	2020
	Item	RMB	RMB
Accounts receivable – third parties, net	1)	(16,321)	19,288
Accounts receivable – third parties, net	2)	(29,093)	(51,490)
Contract assets	2)	(9,668)	(17,965)
Accrued expenses and other current liabilities	1)	(3,282)	(2,989)

(b)
Restatement adjustments to inaccurate cost of revenue and relevant accounts

The Company restated the inaccurate cost of revenue, resulting in a decrease of RMB4.8 million and an increase of RMB17.4 million for the years ended December 31, 2019, and 2020, which mainly resulted from: 1) cut-off errors; 2) inaccurate accounting treatment of net basis transactions; 3) reclassification between cost of revenue and expenses; 4) improper accrual basis for social securities and 5) fair value change of share options due to the change of accounting estimations. The detailed effects of restatement adjustments are as follows:

		For the year ended December 31,
		2019	2020
	Item	RMB	RMB
Cost of revenue	1)	(351)	8,966
Cost of revenue	2)	(2,785)	5,584
Cost of revenue	3)	(2,337)	2,315
Cost of revenue	4)	526	275
Cost of revenue	5)	109	275
		(4,838)	17,415

		As of December 31,
		2019	2020
	Item	RMB	RMB
Accounts payable	1)	(372)	9,504
Accrued expenses and other current liabilities	1)	21	(538)
Accrued expenses and other current liabilities	4)	526	275

(c)
Restatement adjustments to expenses inaccuracies and related accounts

The Company restated the selling and marketing expenses, resulting in an increase of RMB2.9 million and a decrease of RMB11.0 million for the years ended December 31, 2019, and 2020, which mainly resulted from: 1) improper accrual basis for social securities; 2) cut-off errors; 3) reclassification between expenses; and 4) fair value change of share options due to the change of accounting estimations. The detailed effects of restatement adjustments are as follows:

		For the year ended December 31,
		2019	2020
	Item	RMB	RMB
Selling and marketing expenses	1)	495	287
Selling and marketing expenses	2)	5,711	(10,412)
Selling and marketing expenses	3)	(3,926)	(9,706)
Selling and marketing expenses	4)	646	8,875
		2,926	(10,956)

		As of December 31,
		2019	2020
	Item	RMB	RMB
Accrued expenses and other current liabilities	1)	495	287

The Company restated the general and administrative expenses, resulting in a decrease of RMB6.3 million and an increase of RMB35.5 million for the years ended December 31, 2019, and 2020, which mainly resulted from: 1) improper accrual basis for social securities; 2) impairment of other receivables and improper amortization of intangible assets; 3) reclassification between expenses; 4) cut-off errors; and 5) fair value change of share options due to the change of accounting estimations. The detailed effects of restatement adjustments are as follows:

		For the year ended December 31,
		2019	2020
	Item	RMB	RMB
General and administrative expenses	1)	1,734	764
General and administrative expenses	2)	1,423	(205)
General and administrative expenses	3)	2,950	3,181
General and administrative expenses	4)	(11,061)	15,682
General and administrative expenses	5)	(1,309)	16,038
		(6,263)	35,460

		As of December 31,
		2019	2020
	Item	RMB	RMB
Accrued expenses and other current liabilities	1)	1,734	764
Prepayments and other current assets	2)	793	(48)

The Company restated the research and development expenses, resulting in an increase of RMB5.6 million and RMB1.2 million for the years ended December 31, 2019, and 2020, which mainly resulted from: 1) improper accrual basis for social securities; 2) reclassification between expenses and cost; 3) fair value change of share options due to the change of accounting estimations; and 4) cut-off errors. The detailed effects of restatement adjustments are as follows:

		For the year ended December 31,
		2019	2020
	Item	RMB	RMB
research and development expenses	1)	1,955	972
research and development expenses	2)	3,312	4,210
research and development expenses	3)	365	(487)
research and development expenses	4)	-	(3,518)
		5,632	1,177

		As of December 31,
		2019	2020
	Item	RMB	RMB
Accrued expenses and other current liabilities	1)	1,955	972

(d)
Restatement adjustments to long-term investments and related accounts

The Company has properly classified and presented the long-term investments and related accounts in the restated consolidation financial statement and disclosed in Note 8. The following is the detail of the restatement adjustments.

On September 2, 2019, Ronglian Yitong acquired 10% equity interest of Beijing Chenfeng Network Technology Co., Ltd. (“Beijing Chenfeng”). After the financing of series pre-A, Series A, Series B, Series B+ and Series B++ in 2020 and 2021 by Beijing Chenfeng, the liquidation preference and redemption option of Ronglian Yitong was inferior to Series B++, Series B+, Series B, Series A and series pre-A. As a result, the investment in Beijing Chenfeng didn’t contain substantive liquidation preference and redemption option. The Company adjusted retrospectively and reclassified the investment from available-for-sale debt security to other equity investment as of December 31, 2019 and 2020, and reclassified from unrealized holding gain on available-for-sale securities, net of nil income taxes to the change in fair value of other equity investments was RMB9.5 million for the year ended 31 December, 2020, accordingly. For details, please refer to Note 8(b).

Lianxinzhihui repurchased all shares held by Ronglian Yitong at the price of RMB1.5 million in June, 2021, therefore, the Company adjusted retrospectively and made an impairment of RMB2.3 million prior to December 31, 2018. After the impairment, the balance on the investment of Lianxinzhihui was RMB1.5 million and the Company didn’t need to pick up share of gains or losses of the investment for the years ended December 31, 2019 and 2020.

In March 2018, the Company sold Shanghai Yuhuan’ equity interest of 1.44% without accounting treatment, as a result , the company restated long-term investments, leading to a decrease of RMB2.5 million as at 31 December, 2019 and 2020.

On March 23, 2020, a new third-party investor acquired 7.69% of the equity interest of one subsidiary, Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”), which led to the reduction of the Group's ownership from 60% to 55.38%. Accordingly, the article of association of Jingu was updated that all the matters should be voted and agreed by shareholders with at least 2/3 voting rights. The article of association can only be modified with the agreement by shareholders with at least 2/3 voting rights. As a result, the Group deconsolidated Jingu as of March 23, 2020 when the Group ceased to have a controlling financial interest in Jingu. In June 2021, Jingu ceased business operation due to the impact of the COVID-19 outbreak and the new regulations on K-12 after-school tutoring in China. The Company adjusted and remeasured the retained non-controlling investment in Jingu to nil as at the deconsolidated date, leading to a loss from disposal of a subsidiary amounting to RMB7.3 million for the year ending December 2020.

As mentioned above, the restated long-term investments are as follows:

	As of December 31, 2019			As of December 31, 2020
	As	Restatement	As	As	Restatement	As
	previously	adjustments	Restated	previously	adjustments	Restated
	reported			reported
	RMB	RMB	RMB	RMB	RMB	RMB
Beijing Chenfeng Network Technology Co., Ltd	2,500	—	2,500	11,800	160	11,960
Beijing Lianxinzhihui Technology Co., Ltd	3,789	(2,289)	1,500	3,751	(2,251)	1,500
Beijing Jingushitong Technology Co., Ltd	—	—	—	14,211	(14,211)	—
Shanghai YuHuan Information System Co.Ltd	25,600	(2,560)	23,040	25,600	(2,560)	23,040
Hangzhou Paileyun Technology Co., Ltd	3,188	—	3,188	5,800	—	5,800
Beijing Hujingtiaoyue Technology Co., Ltd	5,000	—	5,000	5,000	—	5,000
Total long-term investment	40,077	(4,849)	35,228	66,162	(18,862)	47,300

(e)
Restatement adjustments to mezzanine equity and warrant liabilities and related accounts

The Company reviewed and revalued the fair value of redeemable convertible preferred shares, unsecured convertible loan with detachable warrants and warrants with the assistance of valuer, which led to the restatement adjustments to mezzanine equity, warrant liabilities and related accounts in the restated consolidation financial statement. The detail of the restatement adjustments was as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Warrant liabilities, current portion	—	(164,369)
Non-current warrant liabilities	(14,922)	(9,820)
Long-term borrowings	8,008	—
Series A Redeemable Convertible Preferred Shares	(8,843)	(267,664)
Series B Redeemable Convertible Preferred Shares	(9,169)	(281,688)
Series C Redeemable Convertible Preferred Shares	(5,920)	(636,169)
Series D Redeemable Convertible Preferred Shares	3,050	(176,216)
Series E Redeemable Convertible Preferred Shares	870	(282,795)
Series F Redeemable Convertible Preferred Shares	—	(441,892)
Accumulated other comprehensive income (loss)	(4,945)	(132,939)

	For the year ended December 31,
	2019	2020
	RMB	RMB
Interest expenses	(4,652)	(10,824)
Change in fair value of warrant liabilities	(361)	(160,008)
Accretion and modifications of Redeemable Convertible Preferred Shares	(117,691)	(2,188,472)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders	—	2,659

(f)
Incomplete disclosed related party transactions

The Company has properly classified and corrected the related party balances and transactions in the restated consolidation financial statements and disclosed in Note 22. The restatement resulted in a decrease of RMB2.3 million and an increase of RMB6 and RMB0.6 million for accounts receivable- related parties, net, amounts due from related parties and amounts due to related parties as of December 31, 2019, and an increase of RMB3.0 million, RMB1.5 million and a decrease of RMB33 for accounts receivable- related parties, net, amounts due to related parties, and amounts due from related parties as of December 31, 2020.

(g)
Reclassification adjustments to balance sheet items

The Company reclassified some errors on balance sheet items, which led to increase or decrease in certain accounts, i.e. cash, restricted cash, prepayments and other current assets, property and equipment, net and intangible assets, etc. The detail of reclassification adjustments is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash	1,218	2,544
Restricted cash	698	-
Prepayments and other current assets	(1,916)	(2,544)
Property and equipment, net	(8,812)	(8,558)
Intangible assets, net	8,812	8,558

(h)
Restatement and reclassification adjustments to miscellaneous items

The Company also corrected and reclassified some errors, which led to increase or decrease in certain accounts, i.e. cash, accounts receivable- third parties, net, prepayments and other current assets, property and equipment, net, intangible assets, other non-current assets, accounts payable, Contract liabilities, accrued expenses and other current liabilities, interest expense, interest income and foreign currency exchange losses, net, etc. The detail of restatement adjustments is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash	172	—
Accounts receivable – third parties, net	16,017	5,481
Prepayments and other current assets	(46,955)	(46,740)
Property and equipment, net	—	(138)
Intangible assets, net	(740)	(575)
Other non current assets	(942)	970
Accounts payable	(28,159)	(25,554)
Contract liabilities	9,795	81,383
Accrued expenses and other current liabilities	(5,757)	(10,992)

	For the year ended December 31,
	2019	2020
	RMB	RMB
Interest expenses	21	—
Interest income	3	(189)
Foreign currency exchange losses, net	(178)	724

(i)
Adjustments on non-controlling interests and income tax expense and related accounts due to the restatement

According to the restatement adjustments above, the Company restated non-controlling interests, deferred income tax assets, deferred income tax liabilities and income tax expense, which resulted in a decrease of RMB0.1 million in income tax expense for year ended December 31, 2019, an increase of RMB10.5 million, a decrease of RMB0.2 million and an increase of RMB0.3 million in non-controlling interests, deferred income tax assets and deferred income tax liabilities as of December 31, 2019, respectively, and a decrease of RMB0.5 million in income tax expense for year ended December 31, 2020, an increase of RMB0.2 million, a decrease of RMB1.0 million and an increase of RMB0.2 million in non-controlling interests, deferred income tax assets and deferred income tax liabilities as of December 31, 2020, respectively.

(j)
Accumulated deficit

As a result of the foregoing, the Company restated the cumulative effect of the change on accumulated deficit as follows:

	As of December 31, 2019
	As	Restatement	As
	previously	adjustments	Restated
	reported
	RMB	RMB	RMB
Balance as of January 1, 2019	(855,858)	(104,236)	(960,094)
Net loss	(174,803)	(42,336)	(217,139)
Accretion and modification of Redeemable Convertible Preferred Shares	(109,912)	118,989	9,077
Balance as of December 31, 2019	(1,140,573)	(27,583)	(1,168,156)

	As of December 31, 2020
	As	Restatement	As
	previously	adjustments	Restated
	reported
	RMB	RMB	RMB
Balance as of January 1, 2020	(1,140,573)	(27,583)	(1,168,156)
Net loss	(492,181)	66,949	(425,232)
Accretion and modification of Redeemable Convertible Preferred Shares	(3,269,820)	2,196,305	(1,073,515)
Deemed dividends	(12,070)	(2,659)	(14,729)
Balance as of Deceber 31, 2020	(4,914,644)	2,233,012	(2,681,632)

(k)
Loss per share

As a result of the foregoing, the cumulative effect of loss per share as follows:

	For the year ended December 31, 2019
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Numerator:
Net loss	(174,803)	(42,336)	(217,139)
Accretion and modifications of Redeemable Convertible Preferred Shares	(141,032)	117,691	(23,341)
Numerator for basic and diluted net loss per share calculation	(315,835)	75,355	(240,480)
Denominator:
Weighted average number of pre-offering ordinary shares	89,567,463	-	89,567,463
Denominator for basic and diluted net loss per share calculation	89,567,463	-	89,567,463
Net loss per share attributable to ordinary shareholders	(3.62)	0.94	(2.68)

For the year ended December 31, 2020
	As previously	Restatement	As
	reported	adjustments	Restated
	RMB	RMB	RMB
Numerator:
Net loss	(492,181)	66,949	(425,232)

Accretion and modifications of Redeemable Convertible Preferred Shares	(3,327,580)	2,188,472	(1,139,108)
Deemed dividend to Series E Redeemable Convertible Preferred Shareholders	(12,070)	(2,659)	(14,729)
Numerator for basic and diluted net loss per share calculation	(3,831,831)	2,252,762	(1,579,069)
Denominator:
Weighted average number of pre-offering ordinary shares	85,103,964	-	85,103,964
Denominator for basic and diluted net loss per share calculation	85,103,964	-	85,103,964
Net loss per share attributable to ordinary shareholders	(45.12)	26.57	(18.55)